Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of benefit obligations in excess of fair value of plan assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

2025				2024
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$2,499	$221	$2,720	$2,483	$215	$2,698
Current service cost	35	9	44	35	8	43
Interest cost	119	11	130	116	11	127
Actuarial losses (gains)	(63)	(5)	(68)	(35)	(4)	(39)
Benefits paid	(155)	(12)	(167)	(134)	(14)	(148)
Foreign exchange rate movements	(23)	(4)	(27)	34	5	39
Defined benefit obligation, December 31	$2,412	$220	$2,632	$2,499	$221	$2,720
Change in plan assets:
Fair value of plan assets, January 1	$2,427	$—	$2,427	$2,393	$—	$2,393
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	116	—	116	114	—	114
Return on plan assets (excluding amounts included in net interest expense)	(43)	—	(43)	(13)	—	(13)
Employer contributions	51	12	63	34	14	48
Benefits paid	(155)	(12)	(167)	(134)	(14)	(148)
Foreign exchange rate movements	(24)	—	(24)	34	—	34
Fair value of plan assets, December 31	$2,371	$—	$2,371	$2,427	$—	$2,427
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$2,371	$—	$2,371	$2,427	$—	$2,427
Defined benefit (obligation)	(2,412)	(220)	(2,632)	(2,499)	(221)	(2,720)
Net recognized (liability) asset, December 31	$(41)	$(220)	$(261)	$(72)	$(221)	$(293)
Components of net benefit expense recognized:
Current service cost	$35	$9	$44	$35	$8	$43
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	3	11	14	2	11	13
Other long-term employee benefit losses (gains)	—	(5)	(5)	—	5	5
Net benefit expense	$39	$15	$54	$38	$24	$62
Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$(43)	$—	$(43)	$(13)	$—	$(13)
Actuarial gains (losses) arising from changes in demographic assumptions	—	(3)	(3)	—	—	—
Actuarial gains (losses) arising from changes in financial assumptions	73	5	78	36	2	38
Actuarial gains (losses) arising from experience adjustments	(10)	(2)	(12)	(1)	7	6
Foreign exchange rate movements	(1)	4	3	—	(5)	(5)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$19	$4	$23	$22	$4	$26

Schedule of assumptions used

	2025		2024
	Canada %	U.S. %	Canada %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	5.00	5.55	4.70	5.70
Rate of compensation increase	2.70	n/a	2.80	n/a
Pension increases	0.00-0.20	n/a	0.00-0.20	n/a
To determine net benefit expense for year:
Discount rate for pension plans	4.70	5.70	4.60	5.35
Rate of compensation increase	2.80	n/a	2.70	n/a
Pension increases	0.00-0.20	n/a	0.00-0.20	n/a
Health care trend rates:
Initial health care trend rate	4.93	8.00	5.02	7.00
Ultimate health care trend rate	4.00	5.00	4.00	5.00
Year ultimate health care trend rate reached	2040	2038	2040	2033
	2025		2024
	Canada	U.S.	Canada	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	24	22	24	22
Female	25	24	25	23
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	25	23	25	23
Female	26	25	26	25
Average duration (in years) of pension obligation	13.2	9.6	13.6	9.6

Schedule of effect of percentage-point changes for sensitives
The following table provides the potential impact of changes in key assumptions on the defined benefit obligation for pension and other post-retirement benefit plans as at December 31, 2025. These sensitivities are hypothetical and should be used with caution. The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$331	$21
1% increase	$(269)	$(18)
Rate of compensation increase assumption:
1% decrease	$(41)	n/a
1% increase	$46	n/a
Health care trend rate assumption:
1% decrease	n/a	$(11)
1% increase	n/a	$12
Mortality rates:(2)
10% decrease	$50	$3

(1)    Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2)    Represents 10% decrease in mortality rates at each age.

Schedule of allocation of plan assets
The composition of fair value of plan assets is as follows:

As at December 31,	2025	2024
Equity investments	5%	4%
Fixed income investments	76%	76%
Real estate investments	11%	12%
Other	8%	8%
Total composition of fair value of plan assets	100%	100%

Schedule of expected future benefit contributions and benefit payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$50	$18	$68
Expected Future Benefit Payments

	2026	2027	2028	2029	2030	2031 to 2035
Pension	$136	$141	$146	$148	$152	$813
Post-retirement	18	19	19	20	21	119
Total	$154	$160	$165	$168	$173	$932